Intangible Assets, Net (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Intangible Assets, Net (Details) [Line Items]
Impairment losses (in Dollars)	$ 703
Amortization expenses	5 years
Minimum [Member]
Intangible Assets, Net (Details) [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Intangible Assets, Net (Details) [Line Items]
Estimated useful lives	10 years